Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2016
Net Loss Per Share Attributable to Common Stockholders
Schedule of calculation of basic and diluted net loss per common share

	December 31, 2016	December 31, 2015
Net loss attributable to common shareholders	$(14,733,780)	$(16,637,924)

Shares used to compute net loss per common share, basic and diluted	10,951,178	6,153,139

Net loss per share attributable to common shareholders, basic and diluted	$(1.35)	$(2.70)

Schedule of common stock equivalents excluded from the calculation of diluted net loss per common share

	December 31, 2016	December 31, 2015
Options issued and outstanding	2,571,220	919,506
Warrants to purchase common stock	5,968,876	748,872
Restricted stock units	20,789	55,536

Total	8,560,885	1,723,914